Employee Benefit Plans (Assumptions in Determining Net Periodic Benefit Costs) (Details) - Pension Benefits	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assumptions used in determining net periodic benefit costs [Abstract]
Weighted average discount rate	4.30%	4.42%	4.10%
Weighted average expected rate of return on plan assets	5.75%	5.75%	5.75%